Income taxes - Uncertain tax positions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	€ 2,857	€ 0
Increases to tax positions related to the current year	0	2,133
Increases to tax positions related to prior years	0	720
Interest and penalties	14	4
Balance, end of year	€ 2,871	€ 2,857